MassMutual Participation Investors

Report for the

Three Months Ended March 31, 2011

Adviser	Transfer Agent & Registrar
Babson Capital Management LLC *	Shareholder Financial Services, Inc. *
1500 Main Street, P.O. Box 15189	P.O. Box 173673
Springfield, Massachusetts 01115-5189	Denver, Colorado 80217-3673
1-800-647-7374
Independent Registered Public Accounting Firm
KPMG LLP	Internet Website
Boston, Massachusetts 02110	www.babsoncapital.com/mpv

MassMutual Participation Investors
Counsel to the Trust	c/o Babson Capital Management LLC
Ropes & Gray LLP	1500 Main Street, Suite 2200
Boston, Massachusetts 02110	Springfield, Massachusetts 01115
(413) 226-1516
Custodian
State Street Bank and Trust Company	* Member of the MassMutual Financial Group
Boston, MA 02116

Investment Objective and Policy	Form N-Q

MassMutual Participation Investors (the “Trust”) is a closed-end management investment company, first offered to the public in 1988, whose shares are traded on the New York Stock Exchange under the trading symbol “MPV”. The Trust’s share price can be found in the financial section of most newspapers as “MassPrt” or “MassMuPrt” under either the New York Stock Exchange listings or Closed-End Fund Listings.

The Trust’s investment objective is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation. The Trust’s principal investments are privately placed, below-investment grade, long-term debt obligations purchased directly from their issuers, which tend to be smaller companies. At least half of these investments normally include equity features such as common stock, warrants, conversion rights, or other equity features that provide the Trust with the opportunity to realize capital gains. The Trust will also invest in publicly traded debt securities (including high yield securities), again with an emphasis on those with equity features, and in convertible preferred stocks and, subject to certain limitations, readily marketable equity securities. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay principal. In addition, the Trust may temporarily invest in high quality, readily marketable securities.

Babson Capital Management LLC (“Babson Capital”) manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders in January, May, August, and November. All registered shareholders are automatically enrolled in the Dividend Reinvestment and Cash Purchase Plan unless cash distributions are requested.

The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. This information is available (i) on the SEC’s website at http:// www.sec.gov; and (ii) at the SEC’s Public Reference Room in Washington, DC (which information on their operation may be obtained by calling 1-800-SEC-0330). A complete schedule of portfolio holdings as of each quarter-end is available upon request by calling, toll-free, 866-399-1516.

Proxy Voting Policies & Procedures; Proxy Voting Record

The Trustees of the Trust have delegated proxy voting responsibilities relating to the voting of securities held by the Trust to Babson Capital. A description of Babson Capital’s proxy voting policies and procedures is available (1) without charge, upon request, by calling, toll-free 866-399-1516; (2) on the Trust’s website: http://www.babsoncapital.com/mpv; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on the Trust’s website: http://www.babsoncapital. com/mpv; and (2) on the SEC’s website at http://www.sec.gov.

TO OUR SHAREHOLDERS

April 30, 2011

We are pleased to present the March 31, 2011 Quarterly Report of MassMutual Participation Investors (the “Trust”).

The Board of Trustees declared a quarterly dividend of 27 cents per share, payable on May 6, 2011 to shareholders of record on April 25, 2011. This represents an 8.0% increase over the 25 cent per share dividend that the Trust paid for the preceding quarter. The Trust earned 28 cents per share of taxable net investment income for the first quarter of 2011, compared to 29 cents per share in the previous quarter.

During the first quarter, the net assets of the Trust increased to $123,978,396 or $12.32 per share compared to $119,540,235 or $11.89 per share on December 31, 2010. This translates into a 3.6% total return for the quarter, based on the change in the Trust’s net assets assuming the reinvestment of all dividends. Longer term, the Trust returned 20.3%, 7.5%, 9.0%, and 12.8% for the 1-, 3-, 5-, and 10-year time periods, respectively, based on the change in the Trust’s net assets assuming the reinvestment of all dividends.

The Trust’s share price increased 6.6% during the quarter, from $13.88 per share as of December 31, 2010 to $14.80 per share as of March 31, 2011. The Trust’s market price of $14.80 per share equates to a 20.1% premium over the March 31, 2011 net asset value per share of $12.32. The Trust’s average quarter-end premium for the 3-, 5-, and 10-year periods was 4.0%, 7.1 % and 8.4%, respectively. U.S. equity markets, as approximated by the Russell 2000 Index, increased 7.9% for the quarter. U.S. fixed income markets, as approximated by the Barclays Capital U.S. Corporate High Yield Index, increased 3.9% for the quarter.

The Trust closed two new private placement investments and four “follow-on” investments in existing portfolio companies during the first quarter. The two new investments were in CHG Alternative Education Holding Company and NT Holding Company, while the four follow-on investments were in Advanced Technologies Holdings, KWPI Holdings Corporation, MBWS Ultimate Holdco, Inc., and TruStile Doors, Inc. A brief description of these investments can be found in the Consolidated Schedule of Investments. The total amount invested by the Trust in these six transactions was $2,452,000.

After the hectic pace of deal activity at the end of 2010, the buyout market took a bit of a breather during the first quarter of 2011. Consequently, deal flow available to the Trust during the quarter was limited. We are, however, now seeing signs of a pickup in deal flow. Many market participants are also indicating that they expect strong deal flow for the rest of year, as there are plentiful amounts of debt and equity capital available to finance middle market buyouts. As a result, we are optimistic that the Trust’s deal flow will improve in the second half of the year. We are starting to see an uptick in leverage levels, though, as the scarcity of deal flow has led lenders to aggressively pursue available deals. We expect leverage multiples to continue to increase as the year progresses, though at a more modest pace as the higher level of deal flow begins to more fully satisfy market demand. While higher leverage multiples are generally not a welcome event, we will react as we always have – by maintaining the same discipline and investment philosophy that has served us well for so many years.

We are pleased with the continued improvement in the operating performance of most of our portfolio companies during the first quarter of 2011. Continuing a trend which began a few quarters ago, several more of our companies were able to resume paying cash interest on their debt obligations due to their improved financial results and liquidity positions. Realization activity for the Trust experienced a lull during the first quarter along with the market, as we only had one realization during the quarter with Navis Global being sold in February. We do have a healthy backlog of companies that are in various stages of a sale process, so we expect realization activity in 2011 to be strong again as it was in 2010.

  (Continued)

Finally, we are saddened to report that for personal reasons Dr. Corine T. Norgaard has resigned as a Trustee of the Trust effective May 2011. Corine has served the Trust and its shareholders well since 1998 and we thank her for her years of dedicated service. Corine’s contributions will be missed. Maleyne M. Syracuse will now serve on the Audit Committee.

Thank you for your continued interest in and support of MassMutual Participation Investors.

Sincerely,

Michael L. Klofas

President

Portfolio Composition as of 3/31/11 *

* Based on market value of total investments (including cash)
Cautionary Notice: Certain statements contained in this report may be “forward looking” statements. Investors are cautioned not to place undue reliance on forward-looking statements, which speak only as of the date on which they are made and which reflect management’s current estimates, projections, expectations or beliefs, and which are subject to risks and uncertainties that may cause actual results to differ materially. These statements are subject to change at any time based upon economic, market or other conditions and may not be relied upon as investment advice or an indication of the Trust’s trading intent. References to specific securities are not recommendations of such securities, and may not be representative of the Trust’s current or future investments. We undertake no obligation to publicly update forward looking statements, whether as a result of new information, future events, or otherwise.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011
(Unaudited)

Assets:
Investments
(See Consolidated Schedule of Investments)
Corporate restricted securities at fair value
(Cost - $118,058,040)	$109,099,865
Corporate restricted securities at market value
(Cost -$3,001,840)	3,025,190
Corporate public securities at market value
(Cost - $13,872,647)	13,868,061
Short-term securities at amortized cost	5,999,679
Total investments (Cost -$140,932,206)	131,992,795
Cash	3,465,785
Interest receivable	1,576,066
Receivable for investments sold	3,252,238
Other assets	368,641

Total assets	140,655,525

Liabilities:
Note payable	12,000,000
Payable for investments purchased	3,593,257
Deferred tax liability	429,196
Investment advisory fee payable	278,951
Interest payable	262,933
Accrued expenses	112,792

Total liabilities	16,677,129

Total net assets	$123,978,396

Net Assets:
Common shares, par value $.01 per share	$100,654
Additional paid-in capital	94,036,739
Retained net realized gain on investments, prior years	33,323,976
Undistributed net investment income	4,810,093
Accumulated net realized gain on investments	1,075,541
Net unrealized depreciation of investments	(9,368,607)

Total net assets	$123,978,396

Common shares issued and outstanding (14,785,750 authorized)	10,065,356

Net asset value per share	$12.32

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENT OF OPERATIONS
For the three months ended March 31, 2011
(Unaudited)

Investment Income:
Interest	$3,662,725
Dividends	95,523
Other	27,433

Total investment income	3,785,681

Expenses:
Investment advisory fees	278,951
Interest	174,000
Trustees' fees and expenses	45,625
Professional fees	45,400
Reports to shareholders	27,000
Custodian fees	6,000
Other	6,880

Total expenses	583,856

Investment income - net	3,201,825

Net realized and unrealized gain on investments:
Net realized gain on investments before taxes	103,232
Income tax expense	(22,539)
Net realized gain on investments after taxes	80,693
Net change in unrealized depreciation of investments before taxes	1,116,423
Net change in deferred tax expense	(164,731)
Net change in unrealized depreciation of investments after taxes	951,692

Net gain on investments	1,032,385

Net increase in net assets resulting from operations	$4,234,210

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENT OF CASH FLOWS
For the three months ended March 31, 2011
(Unaudited)

Net increase in cash:
Cash flows from operating activities:
Purchases/Proceeds/Maturities from short-term portfolio securities, net	$4,053,843
Purchases of portfolio securities	(7,240,893)
Proceeds from disposition of portfolio securities	4,519,276
Interest, dividends and other received	2,075,735
Operating expenses paid	(479,169)
Income taxes paid	(485,864)

Net cash provided by operating activities	2,442,928

Cash flows from financing activities:
Cash dividends paid from net investment income	(2,512,568)
Receipts for shares issued on reinvestment of dividends	203,951

Net cash used for financing activities	(2,308,617)

Net increase in cash	134,311
Cash - beginning of year	3,331,474
Cash - end of period	$3,465,785

Reconciliation of net increase in net assets to net
cash provided by operating activities:

Net increase in net assets resulting from operations	$4,234,210
Increase in investments	(1,323,517)
Increase in interest receivable	(246,236)
Increase in receivable for investments sold	(3,252,238)
Increase in other assets	(368,641)
Increase in payable for investments purchased	3,593,257
Increase in investment advisory fee payable	10,359
Increase in interest payable	174,000
Increase in deferred tax liability	164,731
Decrease in accrued expenses	(62,544)
Decrease in accrued taxes payable	(463,325)
Decrease in other payables	(17,128)

Total adjustments to net assets from operations	(1,791,282)

Net cash provided by operating activities	$2,442,928

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
	For the three
	months ended	For the
	03/31/11	year ended
	(Unaudited)	12/31/10
Increase in net assets:

Operations:
Investment income - net	$3,201,825	$10,266,428
Net realized gain on investments after taxes	80,693	1,179,654
Net change in unrealized depreciation of investments after taxes	951,692	8,365,960
Net increase in net assets resulting from operations	4,234,210	19,812,042

Increase from common shares issued on reinvestment of dividends
Common shares issued (2011 - 15,085; 2010 - 67,032)	203,951	828,922

Dividends to shareholders from:
Net investment income (2010 - $1.00 per share)	-	(10,026,104)

Total increase in net assets	4,438,161	10,614,860

Net assets, beginning of year	119,540,235	108,925,375

Net assets, end of period/year (including undistributed net investment
income of $4,810,093 and $1,608,268 respectively)	$123,978,396	$119,540,235

See Notes to Consolidated Financial Statements

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS
Selected data for each share of beneficial interest outstanding:

	For the three months ended 03/31/2011		For the years ended December 31,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value:
Beginning of year	$11.89		$10.91	$11.10	$12.84	$12.90	$12.21
Net investment income (a)	0.32		1.02	0.94	1.08	1.23	1.10
Net realized and unrealized
gain (loss) on investments	0.10		0.95	(0.13)	(1.82)	(0.05)	0.77
Total from investment operations	0.42		1.97	0.81	(0.74)	1.18	1.87
Dividends from net investment
income to common shareholders	-		(1.00)	(1.00)	(1.00)	(1.23)	(1.18)
Dividends from net realized gain
on investments to common shareholders	-		-	-	-	(0.02)	(0.01)
Increase from dividends reinvested	0.01		0.01	0.00 (b)	0.00 (b)	0.01	0.01
Total dividends	0.01		(0.99)	(1.00)	(1.00)	(1.24)	(1.18)
Net asset value: End of period/year	$12.32		$11.89	$10.91	$11.10	$12.84	$12.90
Per share market value:
End of period/year	$14.80		$13.88	$12.20	$9.05	$13.18	$14.70
Total investment return
Net asset value (c)	3.62%		18.71%	7.60%	(6.01%)	9.95%	18.64%
Market value (c)	6.63%		22.94%	40.86%	(25.36%)	(1.30%)	16.81%
Net assets (in millions):
End of period/year	$123.98		$119.54	$108.93	$110.18	$126.63	$126.52
Ratio of operating expenses
to average net assets	1.37	%(e)	1.46%	1.41%	1.33%	1.36%	1.17%
Ratio of interest expense
to average net assets	0.58	%(e)	0.61%	0.63%	0.58%	0.56%	0.57%
Ratio of income tax expense
to average net assets (d)	0.29	%(e)	0.46%	0.00%	0.00%	0.48%	2.68%
Ratio of total expenses before custodian fee
reduction to average net assets (d)	2.24	%(e)	2.53%	2.04%	1.91%	2.40%	4.46%
Ratio of net expenses after custodian fee
reduction to average net assets (d)	2.24	%(e)	2.53%	2.04%	1.91%	2.40%	4.42%
Ratio of net investment income
to average net assets	10.70	%(e)	8.96%	8.55%	8.74%	9.32%	8.43%
Portfolio turnover	6%		27%	23%	32%	33%	34%

(a)	Calculated using average shares.
(b)	Rounds to less than $0.01 per share.
(c)
Net asset value return represents portfolio returns based on change in the Trust's net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on the Trust's market value due to the difference between the Trust's net asset value and the market value of its shares outstanding; past performance is no guarantee of future results.

(d)
As additional information, this ratio is included to reflect the taxes paid on retained long-term gains. These taxes paid are netted against realized capital gains in the Statement of Operations. The taxes paid are treated as deemed distributions and a credit for the taxes paid is passed on to shareholders.

(e)	Annualized

Senior borrowings:
Total principal amount (in millions)	$12	$12	$12	$12	$12	$12
Asset coverage per $1,000
of indebtedness	$11,332	$10,962	$10,077	$10,181	$11,552	$11,543

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS
March 31, 2011
(Unaudited)

Corporate Restricted Securities - 90.44%: (A)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value
Private Placement Investments - 88.00%

A E Company, Inc.
A designer and manufacturer of machined parts and assembly structures for the commercial and military aerospace industries.
11% Senior Secured Note due 2015	$761,538	*	$748,973	$773,132
13% Senior Subordinated Note due 2016	$807,693	11/10/09	733,509	809,485
Common Stock (B)	184,615 shs.	11/10/09	184,615	140,545
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	92,308 shs.	11/10/09	68,566	70,273
* 11/10/09 and 11/18/09.			1,735,663	1,793,435

A H C Holding Company, Inc.
A designer and manufacturer of boilers and water heaters for the commercial sector.
15% Senior Subordinated Note due 2015	$1,362,888	11/21/07	1,343,347	1,362,888
Limited Partnership Interest (B)	12.26% int.	11/21/07	119,009	176,980
			1,462,356	1,539,868
A S A P Industries LLC
A designer and manufacturer of components used on oil and natural gas wells.
12.5% Senior Subordinated Note due 2015	$450,500	12/31/08	403,982	455,005
Limited Liability Company Unit Class A-2 (B)	676 uts.	12/31/08	74,333	215,960
Limited Liability Company Unit Class A-3 (B)	608 uts.	12/31/08	66,899	194,366
			545,214	865,331
A S C Group, Inc.
A designer and manufacturer of high reliability encryption equipment, communications products, computing systems and electronic components primarily for the military and aerospace sectors.
12.75% Senior Subordinated Note due 2016	$1,227,273	10/09/09	1,074,684	1,251,818
Limited Liability Company Unit Class A (B)	2,186 uts.	*	214,793	136,585
Limited Liability Company Unit Class B (B)	1,473 uts.	10/09/09	144,716	92,036
* 10/09/09 and 10/27/10.			1,434,193	1,480,439

A W X Holdings Corporation
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 2014 (D)	$420,000	05/15/08	413,944	315,000
13% Senior Subordinated Note due 2015 (D)	$420,000	05/15/08	384,627	-
Common Stock (B)	60,000 shs.	05/15/08	60,000	-
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	21,099 shs.	05/15/08	35,654	-
			894,225	315,000

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Advanced Technologies Holdings
A provider of factory maintenance services to industrial companies.
15% Senior Subordinated Note due 2013	$1,190,565	12/27/07	$1,177,832	$1,190,565
Preferred Stock (B)	546 shs.	12/27/07	270,000	401,588
Preferred Stock Series B (B)	28 shs.	01/04/11	21,600	20,454
			1,469,432	1,612,607
Aero Holdings, Inc.
A provider of geospatial services to corporate and government clients.
10.5% Senior Secured Term Note due 2014	$697,500	03/09/07	692,154	704,688
14% Senior Subordinated Note due 2015	$720,000	03/09/07	669,349	720,000
Common Stock (B)	150,000 shs.	03/09/07	150,000	237,829
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	37,780 shs.	03/09/07	63,730	59,901
			1,575,233	1,722,418
All Current Holding Company
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
12% Senior Subordinated Note due 2015	$603,697	09/26/08	562,229	609,734
Common Stock (B)	713 shs.	09/26/08	71,303	71,121
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	507 shs.	09/26/08	46,584	50,573
			680,116	731,428
American Hospice Management Holding LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2013	$1,687,503	*	1,642,733	1,687,503
Preferred Class A Unit (B)	1,706 uts.	**	170,600	297,987
Preferred Class B Unit (B)	808 uts.	06/09/08	80,789	126,055
Common Class B Unit (B)	16,100 uts.	01/22/04	1	89,802
Common Class D Unit (B)	3,690 uts.	09/12/06	-	20,582
* 01/22/04 and 06/09/08. ** 01/22/04 and 09/12/06.			1,894,123	2,221,929

Apex Analytix Holding Corporation
A provider of audit recovery and fraud detection services and software to commercial and retail businesses in the U.S. and Europe.
12.5% Senior Subordinated Note due 2014	$1,012,500	04/28/09	880,453	1,032,750
Preferred Stock Series B (B)	1,623 shs.	04/28/09	162,269	220,676
Common Stock (B)	723 shs.	04/28/09	723	98,352
			1,043,445	1,351,778

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Arrow Tru-Line Holdings, Inc.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
12% Senior Subordinated Note due 2012 (D)	$984,209	05/18/05	$914,763	$590,525
Preferred Stock (B)	33 shs.	10/16/09	33,224	-
Common Stock (B)	263 shs.	05/18/05	263,298	-
Warrant, exercisable until 2012, to purchase
common stock at $.01 per share (B)	69 shs.	05/18/05	59,362	-
			1,270,647	590,525
Associated Diversified Services
A provider of routine maintenance and repair services primarily to electric utility companies predominantly on electric power distribution lines.
10% Senior Secured Term Note due 2016 (C)	$332,000	09/30/10	324,216	326,940
13% Senior Subordinated Note due 2017	$332,000	09/30/10	297,682	322,798
Limited Liability Company Unit Class B (B)	36,000 uts.	09/30/10	36,000	34,200
Limited Liability Company Unit Class B OID (B)	27,520 uts.	09/30/10	27,520	275
			685,418	684,213

Barcodes Group, Inc.
A distributor and reseller of automatic identification and data capture equipment, including mobile computers, scanners, point-of-sale systems, labels, and accessories.
13.5% Senior Subordinated Note due 2016	$641,884	07/27/10	612,121	658,792
Preferred Stock (B)	13 shs.	07/27/10	131,496	124,925
Common Stock Class A (B)	44 shs.	07/27/10	437	415
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	8 shs.	07/27/10	76	-
			744,130	784,132
Bravo Sports Holding Corporation
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014	$1,207,902	06/30/06	1,168,716	1,207,902
Preferred Stock Class A (B)	465 shs.	06/30/06	141,946	105,680
Common Stock (B)	1 sh.	06/30/06	152	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	164 shs.	06/30/06	48,760	37,140
			1,359,574	1,350,722
C D N T, Inc.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
10.5% Senior Secured Term Note due 2014	$348,619	08/07/08	344,200	344,416
12.5% Senior Subordinated Note due 2015	$429,070	08/07/08	398,667	418,107
Common Stock (B)	41,860 shs.	08/07/08	41,860	23,697
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	32,914 shs.	08/07/08	32,965	18,633
			817,692	804,853

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Capital Specialty Plastics, Inc.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)	55 shs.	*	$252	$578,554
*12/30/97 and 05/29/99.

Clough, Harbour and Associates
An engineering service firm that is located in Albany, NY.
12.25% Senior Subordinated Note due 2015	$1,270,588	12/02/08	1,199,648	1,283,294
Preferred Stock (B)	147 shs.	12/02/08	146,594	149,652
			1,346,242	1,432,946

CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and “at risk” youth through alternative education programs.
13.5% Senior Subordinated Note due 2018	$712,500	01/19/11	669,716	708,746
Common Stock (B)	375 shs.	01/19/11	37,500	35,625
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	295 shs.	01/19/11	29,250	3
			736,466	744,374
Coeur, Inc.
A producer of proprietary, disposable power injection syringes.
12% Senior Subordinated Note due 2016	$642,857	10/10/08	594,151	644,402
Common Stock (B)	321 shs.	10/10/08	32,143	13,315
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	495 shs.	10/10/08	48,214	20,483
			674,508	678,200
Connecticut Electric, Inc.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
10% Senior Subordinated Note due 2014 (D)	$771,051	01/12/07	719,299	578,288
Limited Liability Company Unit Class A (B)	82,613 uts.	01/12/07	82,613	-
Limited Liability Company Unit Class C (B)	59,756 uts.	01/12/07	59,756	-
Limited Liability Company Unit Class D (B)	671,525 uts.	05/03/10	-	-
Limited Liability Company Unit Class E (B)	1,102 uts.	05/03/10	-	-
			861,668	578,288
Connor Sport Court International, Inc.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)	9,081 shs.	07/05/07	370,796	908,072
Preferred Stock Series C (B)	4,757 shs.	07/05/07	158,912	475,708
Common Stock (B)	380 shs.	07/05/07	4	444
Limited Partnership Interest (B)	6.88% int.	*	103,135	-
*08/12/04 and 01/14/05.			632,847	1,384,224

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

CorePharma LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
14.5% Senior Subordinated Note due 2016	$1,364,927	08/04/05	$1,364,927	$1,364,927
Warrant, exercisable until 2013, to purchase
common stock at $.001 per share (B)	10 shs.	08/04/05	72,617	148,374
			1,437,544	1,513,301
Crane Rental Corporation
A crane rental company.
13% Senior Subordinated Note due 2015	$1,215,000	08/21/08	1,120,306	1,179,722
Common Stock (B)	135,000 shs.	08/21/08	135,000	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	72,037 shs.	08/21/08	103,143	-
			1,358,449	1,179,722
Custom Engineered Wheels, Inc.
A manufacturer of custom engineered, non-pneumatic plastic wheels and plastic tread cap tires used primarily for lawn and garden products and wheelchairs.
12.5% Senior Subordinated Note due 2016	$1,155,288	10/27/09	1,021,585	1,165,440
Preferred Stock PIK (B)	156 shs.	10/27/09	156,468	119,043
Preferred Stock Series A (B)	114 shs.	10/27/09	104,374	86,975
Common Stock (B)	38 shs.	10/27/09	38,244	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	28 shs.	10/27/09	25,735	-
			1,346,406	1,371,458
Davis-Standard LLC
A manufacturer, assembler, and installer of a broad range of capital equipment that is used in the extrusion, conversion, and processing of plastic materials.
12% Senior Subordinated Note due 2014	$489,131	10/30/06	470,700	489,131
Limited Partnership Interest (B)	0.97% int.	10/30/06	371,739	599,121
Warrant, exercisable until 2014, to purchase
preferred stock at $.01 per share (B)	26 shs.	10/30/06	26,380	40,002
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	18 shs.	10/30/06	18,000	39,036
			886,819	1,167,290
Duncan Systems, Inc.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013	$231,429	11/01/06	229,857	235,423
13% Senior Subordinated Note due 2014	$488,572	11/01/06	456,134	488,572
Common Stock (B)	102,857 shs.	11/01/06	102,857	55,997
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	32,294 shs.	11/01/06	44,663	17,581
			833,511	797,573

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

E S P Holdco, Inc.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
14% Senior Subordinated Note due 2015	$1,253,612	01/08/08	$1,236,151	$1,213,621
Common Stock (B)	349 shs.	01/08/08	174,701	56,864
			1,410,852	1,270,485
E X C Acquisition Corporation
A manufacturer of pre-filled syringes and pump systems used for intravenous drug delivery.
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	11 shs.	06/28/04	40,875	44,894

Eatem Holding Company
A developer and manufacturer of savory flavor systems for soups, sauces, gravies, and other products produced by food manufacturers for retail and foodservice end products.
12.5% Senior Subordinated Note due 2018	$950,000	02/01/10	834,215	914,179
Common Stock (B)	50 shs.	02/01/10	50,000	42,202
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	119 shs.	02/01/10	107,100	100,626
			991,315	1,057,007
F C X Holdings Corporation
A distributor of specialty/technical valves, actuators, accessories, and process instrumentation supplying a number of industrial, high purity, and energy end markets in North America.
15% Senior Subordinated Note due 2015	$1,204,854	10/06/08	1,187,928	1,224,965
Preferred Stock Series A (B)	122 shs.	12/30/10	12,200	11,590
Preferred Stock Series B (B)	2,298 shs.	10/06/08	229,804	190,048
Common Stock (B)	1,625 shs.	10/06/08	1,625	-
			1,431,557	1,426,603
F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
16% Senior Subordinated Note due 2017	$844,169	09/27/10	828,031	829,186
Limited Liability Company Units Preferred (B)	171 uts.	09/27/10	153,659	145,974
Limited Liability Company Units (B)	171 uts.	09/27/10	17,073	16,219
			998,763	991,379
F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.
14.25% Senior Subordinated Note due 2016	$436,448	12/15/10	424,251	435,941
Limited Liability Company Unit Class B-1 (B)	65,789 uts.	12/15/10	65,789	62,500
Limited Liability Company Unit Class B-2 (B)	8,248 uts.	12/15/10	8,248	82
			498,288	498,523

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

F H Equity LLC
A designer and manufacturer of a full line of automatic transmission filters and filtration systems for passenger vehicles.
14% Senior Subordinated Note due 2017	$502,806	12/20/10	$482,288	$502,154
Limited Liability Company Unit Class C (B)	1,575 uts.	12/20/10	16,009	16
			498,297	502,170
Flutes, Inc.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2013 (D)	$524,791	04/13/06	519,050	498,551
14% Senior Subordinated Note due 2014 (D)	$317,177	04/13/06	290,908
			809,958	498,551
G C Holdings
A leading manufacturer of gaming tickets, industrial recording charts, security-enabled point-of sale receipts, and medical charts and supplies.
12.5% Senior Subordinated Note due 2017	$1,000,000	10/19/10	935,696	992,508
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	198 shs.	10/19/10	46,958	2
			982,654	992,510
Golden County Foods Holding, Inc.
A manufacturer of frozen appetizers and snacks.
16% Senior Subordinated Note due 2015 (D)	$1,012,500	11/01/07	938,215	-
16% PIK Note due 2015 (D)	$250,259	12/31/08	217,663	-
8% Series A Convertible Preferred Stock, convertible into
fully diluted common shares (B)	77,643 shs	11/01/07	77,643	-
			1,233,521	-
H M Holding Company
A designer, manufacturer, and importer of promotional and wood furniture.
7.5% Senior Subordinated Note due 2013 (D)	$362,700	10/15/09	271,181	181,350
Preferred Stock (B)	21 shs.	*	21,428	-
Preferred Stock Series B (B)	1,088 shs.	10/15/09	813,544	-
Common Stock (B)	180 shs.	02/10/06	180,000	-
Common Stock Class C (B)	296 shs.	10/15/09	-	-
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	67 shs.	02/10/06	61,875	-
* 09/18/07 and 06/27/08.			1,348,028	181,350

Highgate Capital LLC
An acquirer of controlling or substantial interests in manufacturing and marketing entities.
Series A Preferred Units (B)	0.30% int.	07/21/94	91,867	-

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Home Décor Holding Company
A designer, manufacturer and marketer of framed art and wall décor products.
12.5% Senior Subordinated Note due 2013	$1,081,731	*	$1,036,927	$1,081,731
Common Stock (B)	33 shs.	*	33,216	47,513
Warrant, exercisable until 2012, to purchase
common stock at $.02 per share (B)	106 shs.	*	105,618	151,063
* 06/30/04 and 08/19/04.			1,175,761	1,280,307

Hospitality Mints Holding Company
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 2016	$1,308,732	08/19/08	1,236,996	1,275,372
Common Stock (B)	251 shs.	08/19/08	251,163	45,534
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	65 shs.	08/19/08	60,233	11,770
			1,548,392	1,332,676
Insurance Claims Management, Inc.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)	37 shs.	02/27/07	1,100	163,700
Warrant, exercisable until 2011, to purchase
common stock at $.01 per share (B)	11 shs.	02/27/07	324	48,223
			1,424	211,923
International Offshore Services LLC
A leading provider of marine transportation services, platform decomissioning, and salvage services to oil and gas producers in the shallow waters of the Gulf of Mexico.
14.25% Senior Subordinated Secured Note due 2017	$1,350,000	07/07/09	1,233,664	1,337,347
Limited Liability Company Unit (B)	1,647 uts.	07/07/09	98,833	79,820
			1,332,497	1,417,167
J A C Holding Enterprises, Inc.
A supplier of luggage racks and accessories to the original equipment manufacturers.
12.5% Senior Subordinated Note due 2017	$833,333	12/20/10	713,766	826,615
Preferred Stock A (B)	165 shs.	12/20/10	165,000	156,750
Preferred Stock B (B)	0.06 shs	12/20/10	-	-
Common Stock (B)	33 shs.	12/20/10	1,667	1,583
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	12 shs.	12/20/10	105,643	-
			986,076	984,948
Jason Partners Holdings LLC
A diversified manufacturing company serving various industrial markets.
Limited Liability Company Unit (B)	48 uts.	09/21/10	449,086	25,511

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Justrite Manufacturing Acquisition Company
A manufacturer of safety products such as storage cabinets and containers.
12% Senior Subordinated Note due 2011	$843,750	12/15/04	$835,585	$843,750
Warrant, exercisable until 2011, to purchase
common stock at $.01 per share (B)	594 shs.	12/15/04	53,528	115,769
			889,113	959,519
K H O F Holdings, Inc.
A manufacturer of premium disposable tableware products serving both the foodservice and consumer channels.
Common Stock (B)	116,827 shs.	10/15/07	71,515	127,308

K N B Holdings Corporation
A designer, manufacturer and marketer of products for the custom framing market.
15.5% Senior Subordinated Note due 2013 (D)	$1,595,057	05/25/06	1,413,829	1,578,779
Common Stock (B)	71,053 shs.	05/25/06	71,053	-
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	43,600 shs.	05/25/06	37,871	-
			1,522,753	1,578,779
K P H I Holdings, Inc.
A manufactuer of highly engineered plastic and metal components for a diverse range of end-markets, including medical, consumer and industrial, automotive and defense.
15% Senior Subordinated Note due 2017	$876,208	12/10/10	859,121	858,511
Common Stock (B)	130,435 shs.	12/10/10	130,435	123,913
			989,556	982,424
K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
12.75% Senior Subordinated Note due 2015 (D)	$1,301,869	07/16/08	1,212,647	1,288,119
Convertible Preferred Stock Series C (B)	29 shs.	06/30/09	29,348	58,000
Convertible Preferred Stock Series D (B)	13 shs.	09/17/09	12,958	38,880
Common Stock (B)	235 shs.	07/15/08	234,783	27,852
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	51 shs.	07/16/08	50,836	6,031
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	67 shs.	09/17/09	-	7,996
			1,540,572	1,426,878

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

K W P I Holdings Corporation
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
12% Senior Subordinated Note due 2015 (D)	$1,724,474	03/14/07	$1,561,816	$1,379,579
Preferred Stock PIK (B)	793 shs.	02/07/11	306,750	245,334
Common Stock (B)	123 shs.	03/13/07	123,000	-
Warrant, exercisable until 2019, to purchase
preferred stock at $.01 per share (B)	71 shs.	07/07/09	-	-
Warrant, exercisable until 2017, to purchase
common stock at $.01 per share (B)	89 shs.	03/14/07	85,890	-
			2,077,456	1,624,913
M V I Holding, Inc.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil and gas, mining, and defense markets.
13% Senior Subordinated Note due 2016	$659,439	09/12/08	621,127	593,495
Common Stock (B)	32 shs.	09/12/08	32,143	-
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	35 shs.	09/12/08	34,714	-
			687,984	593,495
Mail Communications Group, Inc.
A provider of mail processing and handling services, lettershop services, and commercial printing services.
12.5% Senior Subordinated Note due 2014	$516,177	05/04/07	497,661	516,177
Limited Liability Company Unit (B)	12,764 uts.	*	166,481	173,412
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	1,787 shs.	05/04/07	22,781	24,279
* 05/04/07 and 01/02/08.			686,923	713,868

Manhattan Beachwear Holding Company
A designer and distributor of women's swimwear.
15% Senior Subordinated Note due 2018	$216,329	10/05/10	212,205	221,705
12.5% Senior Subordinated Note due 2018	$882,353	01/15/10	779,740	891,177
Common Stock (B)	35 shs.	10/05/10	35,400	63,572
Common Stock Class B (B)	118 shs.	01/15/10	117,647	211,277
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	104 shs.	01/15/10	94,579	186,979
			1,239,571	1,574,710

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Dat	Cost	Fair Value

MBWS Ultimate Holdco, Inc.
A provider of services throughout North Dakota that address the fluid management and related transportation needs of an oil well.
12% Senior Subordinated Note due 2016	$1,117,495	*	$1,014,392	$1,139,396
Preferred Stock Series A (B)	1,388 shs.	09/07/10	138,797	131,860
Common Stock (B)	162 shs.	03/01/11	16,226	15,388
Common Stock (B)	153 shs.	09/07/10	15,282	14,535
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	103 shs.	03/01/11	10,325	1
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	386 shs.	09/07/10	38,623	4
* 09/07/10 and 03/01/11.			1,233,645	1,301,184

MedSystems Holdings LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
13% Senior Subordinated Note due 2015	$623,784	08/29/08	565,416	630,022
Preferred Unit (B)	66 uts.	08/29/08	66,451	79,984
Common Unit Class A (B)	671 uts.	08/29/08	671	33,798
Common Unit Class B (B)	250 uts.	08/29/08	63,564	12,576
			696,102	756,380
MEGTEC Holdings, Inc.
A supplier of industrial and environmental products and services to a broad array of industries.
12% Senior Subordinated Note due 2016	$1,144,068	09/24/08	1,068,752	1,166,949
Preferred Stock (B)	56 shs.	09/24/08	54,040	67,613
Limited Partnership Interest (B)	0.74% int.	09/16/08	205,932	206,013
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	18 shs.	09/24/08	18,237	10,090
			1,346,961	1,450,665
MicroGroup, Inc.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
12% Senior Subordinated Note due 2013 (D)	$1,421,795	*	1,364,411	1,137,436
Common Stock (B)	238 shs.	*	238,000	-
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	87 shs.	*	86,281	-
* 08/12/05 and 09/11/06.			1,688,692	1,137,436

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Milwaukee Gear Company
A manufacturer of high-precision custom gears and gear drives used by original equipment manufacturers operating in a number of industries.
13% Senior Subordinated Note due 2014	$1,246,154	07/21/08	$1,196,622	$1,216,071
Preferred Stock (B)	139 shs.	07/21/08	138,374	110,100
Common Stock (B)	9 shs.	07/21/08	10,000	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	6 shs.	07/21/08	5,510	-
			1,350,506	1,326,171
Momentum Holding Company
A designer and supplier of upholstery fabric to commercial furniture manufacturers and architectural and design firms.
Limited Partnership Interest (B)	11.24% int.	08/04/06	56,198	161,710
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	586 shs.	08/04/06	56,705	168,565
			112,903	330,275
Monessen Holding Corporation
A designer and manufacturer of a broad line of gas, wood, and electric hearth products and accessories.
14% Senior Subordinated Note due 2014 (D)	$1,350,000	07/25/08	1,281,479	675,000
14% PIK Note due 2014 (D)	$419,713	07/25/08	345,704	209,856
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	81 shs.	03/31/06	73,125	-
			1,700,308	884,856
Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% Senior Subordinated Note due 2017	$911,631	11/30/10	894,513	900,767
Limited Liability Company Unit Class B-1 (B)	93,750 uts.	11/30/10	93,750	89,063
Limited Liability Company Unit Class B-2 (B)	8,501 uts.	11/30/10	8,501	85
			996,764	989,915
NABCO, Inc.
A producer of explosive containment vessels in the United States.
14% Senior Subordinated Note due 2014 (D)	$330,882	02/24/06	306,091	-
Limited Liability Company Unit (B)	437 uts.	*	436,984	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	68 shs.	02/24/06	19,687	-
* 02/24/06 and 06/22/07.			762,762	-

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Nesco Holdings Corporation
A sales and leasing company that provides equipment to the electric utility, telecommunications, and various other industries.
12% Senior Secured Subordinated Note due 2015	$1,125,000	08/02/07	$1,040,304	$1,125,000
Common Stock (B)	225,000 shs.	08/02/07	225,000	721,507
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	63,191 shs.	08/02/07	102,842	202,634
			1,368,146	2,049,141

NetShape Technologies, Inc.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
12% Senior Subordinated Note due 2014	$98,061	02/02/07	827,051	449,031
Limited Partnership Interest of
Saw Mill PCG Partners LLC (B)	1.38% int.	02/01/07	539,990	-
Limited Liability Company Unit Class D of
Saw Mill PCG Partners LLC (B)	8 uts.	*	8,147	-
Limited Liability Company Unit Class D-1 of
Saw Mill PCG Partners LLC (B)	111 uts.	09/30/09	111,486	-
Preferred Stock Class A (B)	1 sh.	12/18/08	726	-
Preferred Stock Class A-1 (B)	10 shs.	09/30/09	9,674	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	48 shs.	02/02/07	48,087	-
* 12/18/08 and 09/30/09.			1,545,161	449,031

Nicoat Acquisitions LLC
A manufacturer of water-based and ultraviolet coatings for high-performance graphic arts, packaging and other specialty coating applications.
12.5% Senior Subordinated Note due 2016	$482,759	11/05/10	438,080	475,450
Limited Liability Company Unit Series B (B)	17,241 uts.	11/05/10	17,241	16,379
Limited Liability Company Unit Series B - OID (B)	34,931 uts.	11/05/10	34,931	349
Limited Liability Company Unit Series F (B)	52,172 uts.	11/05/10	-	522
			490,252	492,700

Northwest Mailing Services, Inc.
A producer of promotional materials for companies that use direct mail as part of their customer retention and loyalty programs.
12% Senior Subordinated Note due 2016	$1,492,105	*	1,239,471	1,493,256
Limited Partnership Interest (B)	1,740 uts.	*	174,006	124,746
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	2,605 shs.	*	260,479	186,740
* 07/09/09 and 08/09/10.			1,673,956	1,804,742

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

NT Holding Company
A leading developer, manufacturer and provider of medical products used primarily in interventional pain management.
13.5% Senior Subordinated Note due 2019	$883,117	02/02/11	$813,263	$874,283
Common Stock (B)	117 shs.	02/02/11	116,883	111,036
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	59 shs.	02/02/11	52,987	1
			983,133	985,320
Nyloncraft, Inc.
A supplier of engineered plastic components for the automotive industry.
Convertible Preferred Stock A (B)	571 shs.	01/28/02	549,507	744,917
Common Stock (B)	178,571 shs.	01/28/02	178,571	198,411
Warrant, exercisable until 2012, to purchase
common stock at $.01 per share (B)	138,929 shs.	01/28/02	92,597	154,365
			820,675	1,097,693
O E C Holding Corporation
A provider of elevator maintenance, repair and modernization services.
13% Senior Subordinated Note due 2017	$444,445	06/04/10	407,168	445,860
Preferred Stock Series A (B)	554 shs.	06/04/10	55,354	52,586
Preferred Stock Series B (B)	311 shs.	06/04/10	31,125	3
Common Stock (B)	344 shs.	06/04/10	344	327
			493,991	498,776
OakRiver Technology, Inc.
Designs, engineers and assembles high precision automated process equipment for the medical device industry with a focus on defibrilators and stents.
Common Stock (B)	184,176 shs.	01/03/06	184,176	275,801
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	43,073 shs.	01/03/06	35,900	64,501
			220,076	340,302
Ontario Drive & Gear Ltd.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)	1,942 uts.	01/17/06	302,885	512,241
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	328 shs.	01/17/06	90,424	86,485
			393,309	598,726
P K C Holding Corporation
A manufacturer of plastic film and badges for the general industrial, medical, and food industries.
14% Senior Subordinated Note due 2016	$1,561,011	12/21/10	1,519,612	1,550,711
Preferred Stock Class A (B)	29 shs.	12/21/10	180,380	285,100
Common Stock (B)	29 shs.	12/21/10	13,500	-
			1,713,492	1,835,811

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

P P T Holdings LLC
A high-end packaging solutions provider that targets customers who have multiple packaging needs, require a high number of low volume SKUs, short lead times, technical experties, and overall supply chain management.
15% Senior Subordinated Note due 2017	$900,297	12/20/10	$882,819	$895,776
Limited Liability Company Unit Class A (B)	33 uts.	12/20/10	106,071	100,777
Limited Liability Company Unit Class B (B)	33 uts.	12/20/10	1,072	1,018
			989,962	997,571
Pacific Consolidated Holdings LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil and gas, and medical sectors.
14% Senior Subordinated Note due 2012	$716,295	04/27/07	696,755	596,832
5% Senior Subordinated Note due 2012	$42,187	07/21/10	42,187	42,121
Preferred Shares Series E (B)	42,187 uts.	07/21/10	-	-
Limited Liability Company Unit (B)	928,962 uts.	04/27/07	33,477	-
			772,419	638,953
Paradigm Packaging, Inc.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care, and food packaging markets.
12% Senior Subordinated Note due 2011	$1,125,000	12/19/00	1,115,209	1,125,000
Warrant, exercisable until 2011, to purchase
common stock at $.01 per share (B)	197 shs.	12/21/00	140,625	111,539
			1,255,834	1,236,539
Pearlman Enterprises, Inc.
A developer and distributor of tools, equipment and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)	1,236 shs.	05/22/09	59,034	-
Preferred Stock Series B (B)	7,059 shs.	05/22/09	290,050	-
Common Stock (B)	21,462 shs.	05/22/09	993,816	-
			1,342,900	-
Postle Aluminum Company LLC
A manufacturer and distributor of aluminum extruded products.
15% Senior Subordinated Note due 2013	$830,295	06/03/10	817,393	843,968
3% Senior Subordinated PIK Note due 2014 (D)	$1,209,017	10/02/06	1,069,605	1,180,184
Limited Liability Company Unit Class A (B)	733 uts.	10/02/06	270,000	78,058
Limited Liability Company Unit (B)	76 uts.	05/22/09	340	8,096
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	197 shs.	10/02/06	65,988	484,742
			2,223,326	2,595,048

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Power Services Holding Company
A provider of industrial motor repair services, predictive and preventative maintenance, and performance improvement consulting serving the petrochemical, mining, power generation, metals, and paper industries.
12% Senior Subordinated Note due 2016	$1,255,814	02/11/08	$1,172,673	$1,252,615
Limited Partnership Interest (B)	12.55% int.	02/11/08	94,092	22,902
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	700 shs.	02/11/08	88,723	45,135
			1,355,488	1,320,652
Precision Wire Holding Company
A manufacturer of specialty medical wires that are used in non-elective minimally invasive surgical procedures.
14.25% Senior Subordinated Note due 2016	$1,378,369	11/12/09	1,256,711	1,392,686
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	109 shs.	11/12/09	107,970	96,772
			1,364,681	1,489,458
Qualis Automotive LLC
A distributor of aftermarket automotive brake and chassis products.
Common Stock (B)	187,500 shs.	05/28/04	187,500	203,423
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	199,969 shs.	05/28/04	199,969	216,950
			387,469	420,373
R A J Manufacturing Holdings LLC
A designer and manufacturer of women’s swimwear sold under a variety of licensed brand names.
14.5% Senior Subordinated Note due 2014 (D)	$1,434,594	12/15/06	1,365,380	1,362,864
Limited Liability Company Unit (B)	1,497 uts.	12/15/06	149,723	20,679
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	2 shs.	12/15/06	69,609	9,758
			1,584,712	1,393,301
R E I Delaware Holding, Inc.
An engineer and manufacturer of highly complex, close tolerance components, assemblies, tooling and custom automation equipment primarily for aerospace, medical and defense/radar markets.
12% Senior Subordinated Note due 2016	$1,350,000	01/18/08	1,318,997	1,350,000
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	3 shs.	01/18/08	16,459	49,617
			1,335,456	1,399,617
Royal Baths Manufacturing Company
A manufacturer and distributor of acrylic and cultured marble bathroom products.
12.5% Senior Subordinated Note due 2011	$281,250	11/14/03	277,597	281,669
Warrant, exercisable until 2011, to purchase
common stock at $.01 per share (B)	74 shs.	11/14/03	65,089	47,202
			342,686	328,871

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Safety Speed Cut Manufacturing Company, Inc.
A manufacturer of vertical panel saws and routers for the wood working industry.
Class B Common Stock (B)	846 shs.	06/02/99	$146,456	$164,736

Savage Sports Holding, Inc.
A manufacturer of sporting firearms.
12% Senior Subordinated Note due 2012	$814,655	09/10/04	796,200	814,655
Preferred Stock Series A (B)	35 shs.	05/28/10	35,038	33,288
Common Stock (B)	324 shs.	*	340,378	654,291
Warrant, exercisable until 2012, to purchase
common stock at $.01 per share (B)	71 shs.	09/10/04	60,129	142,854
* 09/10/04 and 10/05/07.			1,231,745	1,645,088

Sencore Holding Company
A designer, manufacturer, and marketer of decoders, receivers and modulators sold to broadcasters, satellite, cable and telecom operators for encoding/decoding analog and digital transmission video signals.
12.5% Senior Subordinated Note due 2014 (D)	$934,615	01/15/09	826,004	654,231
Common Stock (B)	69 shs.	01/15/09	69,231	-
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	149 shs.	01/15/09	149,084	-
			1,044,319	654,231
Smart Source Holdings LLC
A short-term computer rental company.
12% Senior Subordinated Note due 2015	$1,176,924	*	1,101,044	1,146,690
Limited Liability Company Unit (B)	328 uts.	*	334,371	237,866
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	83 shs.	*	87,231	60,252
* 08/31/07 and 03/06/08.			1,522,646	1,444,808

Snacks Parent Corporation
The worlds largest provider of trail mixes and a leading provider of snack nuts, dried fruits, and other healthy snack products.
13% Senior Subordinated Note due 2017	$871,774	11/12/10	821,902	861,891
Preferred Stock A (B)	1,132 shs.	11/12/10	107,498	102,123
Preferred Stock B (B)	525 shs.	11/12/10	49,884	47,389
Common Stock (B)	6,579 shs.	11/12/10	6,579	6,250
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	1,806 shs.	11/12/10	1,806	18
			987,669	1,017,671

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Spartan Foods Holding Company
A manufacturer of branded pizza crusts and pancakes.
12.25% Senior Subordinated Note due 2017	$1,012,500	12/15/09	$884,982	$961,875
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	136 shs.	12/15/09	120,234	5,026
			1,005,216	966,901
Specialty Commodities, Inc.
A distributor of specialty food ingredients.
13.25% Senior Subordinated Note due 2016	$1,227,950	10/23/08	1,166,280	1,240,229
Common Stock (B)	15,882 shs.	10/23/08	158,824	143,318
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	5,852 shs.	10/23/08	53,285	52,808
			1,378,389	1,436,355
Stanton Carpet Holding Company
A designer and marketer of high and mid-priced decorative carpets and rugs.
12.13% Senior Subordinated Note due 2014	$1,185,366	08/01/06	1,147,020	1,176,754
Common Stock (B)	165 shs.	08/01/06	164,634	113,114
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	55 shs.	08/01/06	49,390	37,673
			1,361,044	1,327,541
Sundance Investco LLC
A provider of post-production services to producers of movies and television shows.
Limited Liability Company Unit Class A (B)	3,405 shs.	03/31/10	-	-

Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
14% Senior Subordinated Note due 2017	$967,550	12/14/10	912,416	963,397
Common Stock (B)	38 shs.	12/14/10	38,168	36,262
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	37 shs.	12/14/10	37,249	-
			987,833	999,659
Synteract Holdings Corporation
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14.5% Senior Subordinated Note due 2016	$1,391,765	09/02/08	1,317,065	1,405,682
Redeemable Preferred Stock Series A (B)	678 shs.	09/02/08	6,630	13,922
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	6,778 shs.	09/02/08	59,661	-
			1,383,356	1,419,604

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

T H I Acquisition, Inc.
A machine servicing company providing value-added steel services to long steel products.
12% Senior Subordinated Note due 2016	$1,250,091	01/14/08	$1,201,353	$1,208,622
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	5 shs.	01/14/08	46,617	58,057
			1,247,970	1,266,679
Telecorps Holdings, Inc.
A provider of equipment and services to producers of television shows and motion pictures.
12.75% Senior Subordinated Note due 2016	$1,681,677	*	1,485,130	840,838
Common Stock (B)	143 shs.	09/02/09	5,823	-
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	4,187 shs.	*	173,349	-
* 05/20/09 and 09/02/09.			1,664,302	840,838

Terra Renewal LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
12% Senior Subordinated Note due 2014 (D)	$664,062	*	648,061	332,031
6.79% Term Note due 2012 (C)	$778,197	*	778,197	700,377
Common Stock Class B	32 shs.	*	-	-
Limited Partnership Interest of
Saw Mill Capital Fund V, LLC (B)	2.27% int.	**	85,245	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	41 shs.	04/28/06	33,738	-
* 04/28/06 and 09/13/06. **03/01/05 and 10/10/08.			1,545,241	1,032,408

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
14.5% Senior Subordinated Note due 2013 (D)	$1,300,003	10/26/07	1,136,835	-
Series B Preferred Stock (B)	97 shs.	03/31/10	-	-
Common Stock (B)	273 shs.	03/31/10	219,203	-
			1,356,038	-
Total E & S, Inc.
A manufacturer of a wide variety of equipment used in the oil and gas industry.
10.5% Senior Secured Term Note due 2013	$364,865	03/02/07	362,724	368,261
13% Senior Subordinated Note due 2014 (D)	$341,971	03/02/07	296,549	335,698
			659,273	703,959

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Transpac Holding Company
A designer, importer, and wholesaler of home décor and seasonal gift products.
12% Senior Subordinated Note due 2015 (D)	$938,651	10/31/07	$873,498	$898,418
Common Stock (B)	110 shs.	10/31/07	110,430	46,813
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	50 shs.	10/31/07	46,380	21,137
			1,030,308	966,368

Tranzonic Companies (The)
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2013	$1,356,000	02/05/98	1,344,291	1,356,000
Common Stock (B)	315 shs.	02/04/98	315,000	293,845
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	222 shs.	02/05/98	184,416	207,091
			1,843,707	1,856,936

Truck Bodies & Equipment International
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flat-bed bodies, landscape bodies and other accessories.
12% Senior Subordinated Note due 2014 (D)	$1,222,698	*	1,100,428	1,161,563
Preferred Stock Series B (B)	128 shs.	10/20/08	127,677	-
Common Stock (B)	393 shs.	*	423,985	-
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	81 shs.	*	84,650	-
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	558 shs.	10/20/08	-	-
* 07/19/05 and 12/22/05.			1,736,740	1,161,563

TruStile Doors, Inc.
A manufacturer and distributor of interior doors.
Limited Liability Company Unit	5,888 uts.	02/28/11	125,000	118,750
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	3,060 shs.	04/11/03	36,032	-
			161,032	118,750
U M A Enterprises, Inc.
An importer and wholesaler of home décor products.
15% Senior Subordinated Note due 2015	$967,279	02/08/08	953,081	967,279
Convertible Preferred Stock (B)	470 shs.	02/08/08	469,565	355,157
			1,422,646	1,322,436

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

U-Line Corporation
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
12.5% Senior Subordinated Note due 2012	$946,675	04/30/04	$922,114	$911,942
Common Stock (B)	96 shs.	04/30/04	96,400	27,704
Warrant, exercisable until 2012, to purchase
common stock at $.01 per share (B)	122 shs.	04/30/04	112,106	35,062
			1,130,620	974,708
Visioneering, Inc.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013	$458,824	05/17/07	456,723	441,371
13% Senior Subordinated Note due 2014	$370,588	05/17/07	348,039	346,690
18% PIK Convertible Preferred Stock (B)	21,361 shs.	03/13/09	41,440	-
Common Stock (B)	70,588 shs.	05/17/07	70,588	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	20,003 shs.	05/17/07	31,460	-
			948,250	788,061
Vitex Packaging Group, Inc.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
10% Senior Subordinated PIK Note due 2011	$94,164	10/29/09	89,884	90,553
5% Senior Subordinated PIK Note due 2011 (D)	$450,000	06/30/07	392,576	432,827
Class B Unit (B)	406,525 uts.	10/29/09	184,266	-
Class C Unit (B)	450,000 uts.	10/29/09	413,244	201,756
Limited Liability Company Unit Class A (B)	383,011 uts.	*	229,353	-
Limited Liability Company Unit Class B (B)	96,848 uts.	07/19/04	96,848	-
* 07/19/04 and 10/29/09.			1,406,171	725,136

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
12.13% Senior Subordinated Note due 2014	$911,250	11/30/06	871,330	889,563
Common Stock (B)	101 shs.	11/30/06	101,250	29,698
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	51 shs.	11/30/06	45,790	14,827
			1,018,370	934,088
Wheaton Holding Corporation
A distributor and manufacturer of laboratory supply products and packaging.
13% Senior Subordinated Note due 2017	$1,000,000	06/08/10	915,749	1,019,733
Preferred Stock Series B (B)	703 shs.	06/08/10	70,308	7
Common Stock (B)	353 shs.	06/08/10	353	4
			986,410	1,019,744

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Whitcraft Holdings, Inc.
A leading independent manufacturer of precision formed, machined, and fabricated flight-critical aerospace components.
12% Senior Subordinated Note due 2018	$794,521	12/16/10	$730,640	$786,652
Common Stock (B)	205 shs.	12/16/10	205,480	195,206
Warrant, exercisable until 2015, to purchase
common stock at $.02 per share (B)	55 shs.	12/16/10	49,334	1
			985,454	981,859
Workplace Media Holding Company
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015 (D)	$654,247	05/14/07	601,454	327,123
Limited Partnership Interest (B)	12.26% int.	05/14/07	61,308	-
Warrant, exercisable until 2015, to purchase
common stock at $.02 per share (B)	47 shs.	05/14/07	44,186	-
			706,948	327,123
Xaloy Superior Holdings, Inc.
A provider of melt processing components and ancillary equipment for both plastic injection molding and extrusion applications.
15.5% Senior Subordinated Note due 2015 (D)	$1,229,741	09/08/08	1,203,293	1,168,254
Common Stock (B)	150 shs.	09/08/08	150,000	112,348
			1,353,293	1,280,602

Total Private Placement Investments (E)			118,058,040	109,099,865

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

			Shares or
	Interest	Due	Principal		Market
Corporate Restricted Securities: (A) (Continued)	Rate	Date	Amount	Cost	Value

Rule 144A Securities - 2.44%:

Bonds - 2.44%
ArcelorMittal	6.125%	06/01/18	$500,000	$518,130	$529,627
Clean Harbors, Inc.	7.625	08/18/14	20,000	20,897	21,225
Coffeyville Resources LLC	9.000	04/01/15	62,000	61,746	67,425
First Data Corporation	7.375	06/15/19	250,000	250,000	250,000
FMG Resources	7.000	11/01/15	250,000	260,926	259,375
Headwaters, Inc.	7.625	04/01/19	305,000	305,194	305,000
Hertz Corporation	6.750	04/15/19	250,000	246,235	247,813
NBC Universal	5.150	04/30/20	500,000	499,343	515,325
Nexeo Solutions LLC	8.375	03/01/18	20,000	20,000	20,400
Precision Drilling Corporation	6.625	11/15/20	250,000	258,729	257,500
Tutor Perini Corporation	7.625	11/01/18	300,000	309,704	309,000
Valeant Pharmaceuticals International	7.000	10/01/20	250,000	250,936	242,500
Total Bonds				3,001,840	3,025,190

Convertible Preferred Stock - 0.00%
ETEX Corporation (B)			194	-	-
Total Convertible Preferred Stock				-	-

Preferred Stock - 0.00%
TherOX, Inc. (B)			26	-	-
Total Preferred Stock				-	-

Common Stock - 0.00%
Touchstone Health Partnership (B)			292	-	-
Total Common Stock				-	-

Total Rule 144A Securities				3,001,840	3,025,190

Total Corporate Restricted Securities				$121,059,880	$112,125,055

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011 (Unaudited)

	Interest	Due	Principal		Market
Corporate Public Securities - 11.19%: (A)	Rate	Date	Amount	Cost	Value

Bonds - 10.90%
Affinia Group, Inc.	9.000%	11/30/14	$25,000	$24,424	$25,750
Alcoa, Inc.	6.150	08/18/20	600,000	635,038	634,032
Alere, Inc.	9.000	05/15/16	300,000	321,375	319,500
Allied Waste NA	7.125	05/15/16	500,000	504,892	521,875
Anglogold Holdings PLC	5.375	04/15/20	600,000	606,270	608,600
Bank of America Corporation	5.875	01/05/21	600,000	627,096	626,507
B E Aerospace, Inc.	6.875	10/01/20	250,000	257,794	258,750
Centurytel, Inc.	5.000	02/15/15	500,000	513,259	523,513
C R H America, Inc.	5.300	10/15/13	500,000	454,158	531,659
Citigroup, Inc.	7.000	05/01/15	500,000	507,717	504,375
Citigroup, Inc.	5.500	04/11/13	500,000	469,077	535,009
Ensco PLC	3.250	03/15/16	600,000	597,792	597,793
Equifax, Inc.	4.450	12/01/14	500,000	514,588	528,220
GATX Corporation	4.750	05/15/15	500,000	510,198	521,967
General Electric Capital Corporation	5.500	01/08/20	500,000	498,223	529,009
Goldman Sachs Group, Inc.	4.750	07/15/13	500,000	456,792	529,841
Health Managment Assocation	6.125	04/15/16	250,000	259,361	258,125
International Game Technology	7.500	06/15/19	500,000	499,756	567,670
Johnson Controls, Inc.	5.500	01/15/16	500,000	423,758	553,352
Juniper Networks, Inc.	5.950	03/15/41	100,000	99,955	98,751
Kraft Foods, Inc.	5.375	02/10/20	500,000	515,949	527,873
Masco Corporation	7.125	03/15/20	350,000	349,994	362,206
Morgan Stanley	5.500	01/26/20	500,000	497,546	502,175
Nortek, Inc.	11.000	12/01/13	100,444	99,568	106,219
Qwest Diagnostic, Inc.	4.750	01/30/20	500,000	498,789	501,756
Sealed Air Corporations	7.875	06/15/17	500,000	493,299	559,121
Sprint Nextel Corporation	6.000	12/01/16	500,000	516,135	501,875
Steelcase, Inc.	6.375	02/15/21	500,000	508,690	509,357
Time Warner Cable, Inc.	5.000	02/01/20	500,000	490,717	505,512
Tyco International Group SA	8.500	01/15/19	125,000	124,998	161,261
Total Bonds				12,877,208	13,511,653

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

			Market
Corporate Public Securities: (A) (Continued)	Shares	Cost	Value

Common Stock - 0.29%
Directed Electronics, Inc. (B)	195,118	$982,868	$335,603
Intrepid Potash, Inc. (B)	185	5,920	6,442
Nortek, Inc. (B)	100	1	4,300
Rue21, Inc. (B)	350	6,650	10,063
Total Common Stock		995,439	356,408

Total Corporate Public Securities		$13,872,647	$13,868,061

	Interest	Due	Principal		Market
Short-Term Securities:	Rate/Yield^	Date	Amount	Cost	Value

Commercial Paper - 4.83%
ERAC USA Finance Company	0.350%	04/06/11	$2,000,000	$1,999,903	$1,999,903
Kinder Morgan Energy LP	0.320	04/07/11	2,000,000	1,999,893	1,999,893
XCEL Energy Inc.	0.300	04/08/11	2,000,000	1,999,883	1,999,883
Total Short-Term Securities				$5,999,679	$5,999,679

Total Investments	106.46%			$140,932,206	$131,992,795
Other Assets	6.99				8,662,730
Liabilities	(13.45)				(16,677,129)
Total Net Assets	100.00%				$123,978,396

(A)	In each of the convertible note, warrant, and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Variable rate security; rate indicated is as of March 31, 2011.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid security. As of March 31, 2011, the values of these securities amounted to $109,099,865 or 88.00% of net assets.
^	Effective yield at purchase
PIK - Payment-in-kind

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification:	Market Value		Market Value

AEROSPACE - 3.08%		Tutor Perini Corporation	309,000
A E Company, Inc.	$1,793,435		3,414,528
B E Aerospace, Inc.	258,750	CHEMICAL, PLASTICS & RUBBER - 0.86%
Visioneering, Inc.	788,061	Capital Specialty Plastics, Inc.	$578,554
Whitcraft Holdings, Inc.	981,859	Nicoat Acquisitions LLC	492,700
	3,822,105		1,071,254
AUTOMOBILE - 3.37%		CONSUMER PRODUCTS - 9.02%
F H Equity LLC	502,170	Aero Holdings, Inc.	1,722,418
J A C Holding Enterprises, Inc.	984,948	Bravo Sports Holding Corporation	1,350,722
Jason Partners Holdings LLC	25,511	Custom Engineered Wheels, Inc.	1,371,458
Johnson Controls, Inc.	553,352	K N B Holdings Corporation	1,578,779
Nyloncraft, Inc.	1,097,693	Manhattan Beachwear Holding Company	1,574,710
Ontario Drive & Gear Ltd.	598,726	Momentum Holding Co.	330,275
Qualis Automotive LLC	420,373	R A J Manufacturing Holdings LLC	1,393,301
	4,182,773	Tranzonic Companies (The)	1,856,936
BEVERAGE, DRUG & FOOD - 5.91%			11,178,599
Eatem Holding Company	1,057,007	CONTAINERS, PACKAGING & GLASS - 4.72%
F F C Holding Corporation	991,379	Flutes, Inc.	498,551
Golden County Foods Holding, Inc.	-	P K C Holding Corporation	1,835,811
Hospitality Mints Holding Company	1,332,676	PPT Holdings LLC	997,571
Kraft Foods, Inc.	527,873	Paradigm Packaging, Inc.	1,236,539
Snacks Parent Corporation	1,017,671	Sealed Air Corporations	559,121
Spartan Foods Holding Company	966,901	Vitex Packaging Group, Inc.	725,136
Specialty Commodities, Inc.	1,436,355		5,852,729
	7,329,862	DISTRIBUTION - 1.79%
BROADCASTING & ENTERTAINMENT -1.77%		Duncan Systems, Inc.	797,573
NBC Universal	515,325	F C X Holdings Corporation	1,426,603
Time Warner Cable, Inc.	505,512		2,224,176
Sundance Investco LLC	-
Telecorps Holdings, Inc.	840,838
Workplace Media Holding Co.	327,123
	2,188,798
BUILDINGS & REAL ESTATE - 2.75%
K W P I Holdings Corporation	1,624,913
Masco Corporation	362,206
Sunrise Windows Holding Co.	999,659
TruStile Doors, Inc.	118,750

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

DIVERSIFIED/CONGLOMERATE,		ELECTRONICS - 1.37%
MANUFACTURING - 12.31%		Barcodes Group, Inc.	$784,132
A H C Holding Company, Inc.	$1,539,868	Connecticut Electric, Inc.	578,288
Arrow Tru-Line Holdings, Inc.	590,525	Directed Electronics, Inc.	335,603
C D N T, Inc.	804,853		1,698,023
F G I Equity LLC	498,523	FINANCIAL SERVICES - 2.52%
G C Holdings	992,510	Citigroup, Inc.	1,039,384
K P H I Holdings, Inc.	982,424	GATX Corporation	521,967
K P I Holdings, Inc.	1,426,878	General Electric Capital Corporation	529,009
MEGTEC Holdings, Inc.	1,450,665	Goldman Sachs Group, Inc.	529,841
Milwaukee Gear Company	1,326,171	Highgate Capital LLC	-
Nortek, Inc.	110,519	Morgan Stanley	502,175
O E C Holding Corporation	498,776		3,122,376
Postle Aluminum Company LLC	2,595,048	HEALTHCARE, EDUCATION & CHILDCARE- 5.02%
Truck Bodies & Equipment International	1,161,563	Alere, Inc.	319,500
Xaloy Superior Holdings, Inc.	1,280,602	American Hospice Management Holding LLC	2,221,929
	15,258,925	CHG Alternative Education Holding Company	744,374
DIVERSIFIED/CONGLOMERATE, SERVICE- 12.38%		Qwest Diagnostic, Inc.	501,756
A S C Group, Inc.	1,480,439	Synteract Holdings Corporation	1,419,604
A W X Holdings Corporation	315,000	Touchstone Health Partnership	-
Advanced Technologies Holdings	1,612,607	Wheaton Holding Corporation	1,019,744
Affinia Group, Inc.	25,750		6,226,907
Anglogold Holdings PLC	608,600	HOME & OFFICE FURNISHINGS, HOUSEWARES,
Apex Analytix Holding Corporation	1,351,778	AND DURABLE CONSUMER PRODUCTS - 9.02%
Associated Diversified Services	684,213	Connor Sport Court International, Inc.	1,384,224
Bank of America Corporation	626,507	H M Holding Company	181,350
C R H America, Inc.	531,659	Home Décor Holding Company	1,280,307
Clough, Harbour and Associates	1,432,946	Justrite Manufacturing Acquisition Co.	959,519
Crane Rental Corporation	1,179,722	K H O F Holdings, Inc.	127,308
Equifax, Inc.	528,220	Monessen Holding Corporation	884,856
Insurance Claims Management, Inc.	211,923	Royal Baths Manufacturing Company	328,871
Mail Communications Group, Inc.	713,868	Stanton Carpet Holding Co.	1,327,541
Nesco Holdings Corporation	2,049,141	Steelcase, Inc.	509,357
Nexeo Solutions LLC	20,400	Transpac Holding Company	966,368
Northwest Mailing Services, Inc.	1,804,742	U M A Enterprises, Inc.	1,322,436
Pearlman Enterprises, Inc.	-	U-Line Corporation	974,708
Tyco International Group SA	161,261	Wellborn Forest Holding Co.	934,088
	15,338,776		11,180,933

24

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value

LEISURE, AMUSEMENT & ENTERTAINMENT - 1.78%		NATURAL RESOURCES - 3.91%
International Game Technology	$567,670	ArcelorMittal	$529,627
Savage Sports Holding, Inc.	1,645,088	Headwaters, Inc.	305,000
	2,212,758	Kinder Morgan Energy LP	1,999,893
MACHINERY - 7.15%		Intrepid Potash, Inc.	6,442
A S A P Industries LLC	865,331	XCEL Energy Inc.	1,999,883
Davis-Standard LLC	1,167,290		4,840,845
E S P Holdco, Inc.	1,270,485	OIL & GAS - 3.50%
M V I Holding, Inc.	593,495	Coffeyville Resources LLC	67,425
Motion Controls Holdings	989,915	Ensco PLC	597,793
NetShape Technologies, Inc.	449,031	International Offshore Services LLC	1,417,167
Pacific Consolidated Holdings LLC	638,953	MBWS Ultimate Holdco, Inc.	1,301,184
Power Services Holding Company	1,320,652	Precision Drilling Corporation	257,500
R E I Delaware Holding, Inc.	1,399,617	Total E & S, Inc.	703,959
Safety Speed Cut Manufacturing Company, Inc.	164,736		4,345,028
	8,859,505	PHARMACEUTICALS - 1.42%
MEDICAL DEVICES/BIOTECH - 4.59%		CorePharma LLC	1,513,301
Coeur, Inc.	678,200	Valeant Pharmaceuticals International	242,500
E X C Acquisition Corporation	44,894		1,755,801
ETEX Corporation	-	RETAIL STORES - 0.01%
Health Managment Assocation	258,125	Rue21, Inc.	10,063
MedSystems Holdings LLC	756,380
MicroGroup, Inc.	1,137,436	TECHNOLOGY - 1.89%
NT Holding Company	985,320	First Data Corporation	250,000
OakRiver Technology, Inc.	340,302	Sencore Holding Company	654,231
Precision Wire Holding Company	1,489,458	Smart Source Holdings LLC	1,444,808
TherOX, Inc.	-		2,349,039
	5,690,115	TELECOMMUNICATIONS - 1.50%
MINING, STEEL, IRON & NON-PRECIOUS		All Current Holding Company	731,428
METALS - 1.74%		Centurytel, Inc.	523,513
Alcoa, Inc.	634,032	Juniper Networks, Inc.	98,751
FMG Resources	259,375	Sprint Nextel Corporation	501,875
T H I Acquisition, Inc.	1,266,679		1,855,567
	2,160,086	TRANSPORTATION - 1.81%
		ERAC USA Finance Company	1,999,903
		Hertz Corporation	247,813
		NABCO, Inc.	-
			2,247,716

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
March 31, 2011
(Unaudited)

Fair Value/
Industry Classification: (Continued)	Market Value

WASTE MANAGEMENT/POLLUTION - 1.27%
Allied Waste NA	$521,875
Clean Harbors, Inc.	21,225
Terra Renewal LLC	1,032,408
Torrent Group Holdings, Inc.	-
1,575,508

Total Investments - 106.46%	$131,992,795

 See Notes to Consolidated Financial Statements

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited)

1.	History	transaction that is exempt from registration under the 1933 Act. Restricted securities that are valued using public information, such as observable trades or market quotations, are reflected as restricted securities at market value. Valuation of securities in the Trust's portfolio is made on the basis of the market price whenever market quotations are readily available.

The value of restricted securities at fair value, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trust’s Board of Trustees (the “Trustees”). Each restricted security is valued by the Trustees at the time of its acquisition and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered in the valuation of debt and equity securities at fair value are the results of various valuation methods, which may include comparable company valuation analyses, discounted future cash flow models and recent private transactions. As part of the valuation process, we may take into account the following types of factors, if relevant, in determining the fair value of our investments: the enterprise value of a portfolio company (an estimate of the total fair value of the portfolio company’s debt and equity), the portfolio company’s earnings, the markets in which the portfolio company does business, a comparison of the portfolio company’s securities to publicly traded securities, changes in the interest rate environment and the credit markets generally that may affect the price at which similar investments may be made in the future and other relevant factors. Consideration is also given to corporate governance, marketability, company and industry results and outlooks, and general market conditions. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the price used by other investors or the price that may be realized on the actual sale of the security. All of these factors are in accordance with the authoritative guidance on fair value measurements under accounting principles generally accepted in the United States of America ("U.S. GAAP"). In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the 1933 Act and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

MassMutual Participation Investors (the "Trust") was organized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts pursuant to a Declaration of Trust dated April 7, 1988.

The Trust is a diversified closed-end management investment company. Babson Capital Management LLC (“Babson Capital”), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), acts as its investment adviser. The Trust’s investment objective is to maximize total return by providing a high level of current income, the potential for growth of income, and capital appreciation. The Trust’s principal investments are privately placed, below-investment grade, long-term debt obligations purchased directly from their issuers, which tend to be smaller companies. At least half of these investments normally include equity features such as common stock, warrants, conversion rights, or other equity features that provide the Trust with the opportunity to realize capital gains. The Trust will also invest in publicly traded debt securities (including high yield securities), again with an emphasis on those with equity features, and in convertible preferred stocks and, subject to certain limitations, readily marketable equity securities. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay capital. In addition, the Trust may temporarily invest in high quality, readily marketable securities.

On January 27, 1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary of the Trust (“MMPI Subsidiary Trust”) for the purpose of holding certain investments. The results of the MMPI Subsidiary Trust are consolidated in the accompanying financial statements. Footnote 2.D below discusses the federal tax consequences of the MMPI Subsidiary Trust.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

A. Valuation of Investments:

Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in, or restrictions on, resale and will therefore be “restricted securities.” Generally speaking, as contrasted with open-market sales of unrestricted securities (public securities), which may be effected immediately if the market is adequate, restricted securities can be sold only in a public offering for which a registration statement is in effect under the Securities Act of 1933, as amended (the “1933 Act”) or pursuant to a

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

The Trustees meet at least once each quarter to approve the value of the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital. In making valuations, the Trustees will consider reports by Babson Capital analyzing each portfolio security in accordance with the relevant factors referred to above. Babson Capital has agreed to provide such reports to the Trust at least quarterly.

The consolidated financial statements include private placement restricted securities valued at $109,099,865 (88.00% of net assets) as of March 31, 2011 whose values have been estimated by the Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

The values for Rule 144A restricted securities and corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of March 31, 2011, subject to discount where appropriate, and are approved by the Trustees.

Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“U.S. GAAP”), the Trust discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:  quoted  prices  in  active  markets  for  identical securities

Level 2:  other  significant  observable  inputs  (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3:  significant  unobservable  inputs  (including  the Trust’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Trust's net assets as of March 31, 2011:

Assets:	Total	Level 1	Level 2	Level 3
Restricted Securities
Corporate Bonds	$93,051,999	$-	$3,025,190	$90,026,809
Common Stock - U.S.	8,816,024	-	-	8,816,024
Preferred Stock	5,257,439	-	-	5,257,439
Partnerships and LLCs	4,999,593	-	-	4,999,593
Public Securities
Corporate Bonds	13,511,653	-	13,511,653	-
Common Stock - U.S.	356,408	356,408	-	-
Preferred Stock	-	-	-	-
Short-term Securities	5,999,679	-	5,999,679	-
Total	$131,992,795	$356,408	$22,536,522	$109,099,865

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets:	Beginning balance at 12/31/2010	Accrued discounts/ premium	Total gains or losses realized/ unrealized	Purchases	Sales	Transfers in and/or out of Level 3	Ending balance at 03/31/2011	Unrealized gains & losses in net income from assets still held
Restricted Securities
Corporate Bonds	$91,475,704	$157,403	$(1,108,521)	$3,830,903	$(4,328,680)	$-	$90,026,809	$(1,221,562)
Common Stock - U.S.	7,253,164	-	1,318,391	263,171	(18,702)	-	8,816,024	1,312,514
Preferred Stock	4,615,621	-	313,468	328,350	-	-	5,257,439	313,468
Partnerships and LLCs	4,162,642	-	756,531	125,000	(44,580)	-	4,999,593	711,951
	$107,507,131	$157,403	$1,279,869	$4,547,423	$(4,391,962)	$-	$109,099,865	$1,116,371

B. Accounting for Investments:

Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method.

C.     Use of Estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

D.     Federal Income Taxes:

The Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend that Trustees either designate the net realized long-term gains as undistributed and pay the federal capital gains taxes thereon, or distribute all or a portion of such net gains.
The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust's pro rata share of income allocable to the Trust by a partnership operating company. The Trust's violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The MMPI Subsidiary Trust (described in Footnote 1, above) was formed in order to allow investment in such securities without adversely affecting the Trust's status as a regulated investment company.

The MMPI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the MMPI Subsidiary Trust, all of the MMPI Subsidiary Trust's taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates. As of March 31, 2011, the MMPI Subsidiary Trust has incurred income tax expense of $22,539.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of the existing assets and liabilities and their respective tax basis. For the three months ended March 31, 2011, the MMPI Subsidiary Trust has a deferred tax liability of $429,196.

Beginning with the 2009 annual financial statements, the Trust recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and precedents. If this threshold is met, the Trust measures the tax benefit as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Trust has evaluated and determined that the tax positions did not have a material affect on the Trust’s financial position and results of operations for the three months ended March 31, 2011.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

E. Distributions to Shareholders:

The Trust records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Trust’s net investment income dividend is declared four times per year, in April, July, October, and December. The Trust’s net realized capital gain distribution, if any, is declared in December.
			The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus a Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Note proposed to be redeemed.

3.	Investment Advisory and Administrative Services Contract	5.	Purchases and Sales of Investments

A.    Services:

Under an Investment Advisory and Administrative Services Contract (the “Contract”) with the Trust, Babson Capital has agreed to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson Capital represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. Under the Contract, Babson Capital also provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services..

B.    Fee:

For its services under the Contract, Babson Capital is paid a quarterly investment advisory fee equal to 0.225% of the value of the Trust's net assets as of the last business day of each fiscal quarter, an amount approximately equivalent to 0.90% on an annual basis. A majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital, approve the valuation of the Trust's net assets as of such day.
				For the three
				months ended
				03/31/2011
				Cost of	Proceeds from
				Investments	Sales or
				Acquired	Maturities

			Corporate restricted securities	$5,896,682	$4,436,774

			Corporate public securities	4,937,468	3,249,731

The aggregate cost of investments is substantially the same for financial reporting and federal income tax purposes as of March 31, 2011. The net unrealized depreciation of investments for financial reporting purposes as of March 31, 2011 is $8,939,411 and consists of $11,023,378 appreciation and $19,962,789 depreciation.

Net unrealized depreciation on the Statement of Assets and Liabilities reflects the balance net of a deferred tax liability of $429,196 on net unrealized gains in the MMPI Subsidiary Trust.

4.	Senior Secured Indebtedness

	MassMutual holds the Trust’s $12,000,000 Senior Fixed Rate Convertible Note (the “Note”) issued by the Trust in 1995. The Note, as amended, is due December 13, 2011 and accrues interest at 5.80% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the three months ended March 31, 2011, the Trust incurred total interest expense on the Note of $174,000.

Members of the Board of Trustees

Donald Glickman

Robert E. Joyal

William J. Barrett

Michael H. Brown*

Donald E. Benson*

Dr. Corine T. Norgaard*

Clifford M. Noreen

Martin T. Hart

Maleyne M. Syracuse

*Member of the Audit Committee

Offiicers

Clifford M. Noreen
Chairman

Michael L. Klofas
President

James M. Roy
Vice President & Chief
Financial Officer

Christopher A. DeFrancis
Vice President & Secretary

Jill A. Fields
Vice President

Michael P. Hermsen
Vice President

Mary Wilson Kibbe
Vice President

Richard E. Spencer, II
Vice President

Daniel J. Florence
Treasurer

John T. Davitt, Jr.
Comptroller

Melissa M. LaGrant
Chief Compliance Officer

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

MassMutual Participation Investors offers a Dividend Reinvestment and Cash Purchase Plan (the "Plan"). The Plan provides a simple and automatic way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the reinvestment of cash dividends in Trust shares purchased in the open market. The dividends of each shareholder will be automatically reinvested in the Trust by Shareholder Financial Services Inc., the Transfer Agent, in accordance with the Plan, unless such shareholder elects not to participate by providing written notice to the Transfer Agent. A shareholder may terminate his or her participation by notifying the Transfer Agent in writing.

Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $100 nor more than $5,000 per quarter. Cash contributions must be received by the Transfer Agent at least five days (but no more then 30 days) before the payment date of a dividend or distributions.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment.

When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in anyway, relieve participating shareholders of any Federal, state or local tax. For Federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Transfer Agent for MassMutual Participation Investors’ Dividend Reinvestment and Cash Purchase Plan, P.O. Box 173673, Denver, CO 80217-3673.

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